BORROWINGS (Short-Term Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank borrowings	$ 49,748,800	$ 52,334,370
Interest rate on short-term bank borrowings	7.00%	6.60%
Bank Facilities [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity of credit line	17,444,790
Debt Guaranteed by Daqo Group [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,604,800	9,515,340
Debt Guaranteed By Daqo Group And Mr Guangfu Xu And Mr Xinag Xu [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 48,144,000	$ 42,819,030